COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of commitments

Future payments under the company’s commitments, including service arrangements for pipeline transportation agreements and for other property and equipment, are as follows:

	Payment Due by Period

($ millions)	2022	2023	2024	2025	2026	Thereafter	Total
Commitments
Product transportation and storage	1 150	1 210	1 211	1 128	1 135	7 814	13 648
Energy services	159	160	151	112	66	75	723
Exploration work commitments	-	20	-	64	1	454	539
Other	648	185	108	83	62	339	1 425
	1 957	1 575	1 470	1 387	1 264	8 682	16 335